Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31:

(Dollars in thousands)	2018	2017	2016

Current	$2,170	$3,296	$2,973

Deferred	93	(167)	(4)

Change in corporate tax rate	–	101	–

Total income tax provision	$2,263	$3,230	$2,969

The Tax Cuts and Jobs Act, enacted on December 22, 2017, lowered the federal income tax rate from 34% to 21% effective January 1, 2018. As a result, the carrying value of net deferred tax assets was reduced, which increased income tax expense by $101 thousand in 2017.

The income tax provision attributable to income from operations differed from the amounts computed by applying the statutory federal income tax rate of 21% in 2018 and 34% for years 2017 and 2016 to income before income taxes as follows:

(Dollars in thousands)	2018	2017	2016

Expected provision using statutory federal income tax rate	$2,452	$3,513	$3,300

Effect of bond and loan tax-exempt income	(128)	(251)	(241)

Interest expense associated with carrying certain tax exempt bonds and loans	5	6	5

Bank owned life insurance income	(71)	(121)	(94)

Other	5	83	(1)

Total income tax provision	$2,263	$3,230	$2,969

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 were as follows:
(Dollars in thousands)	2018	2017

Allowance for loan losses	$1,338	$1,275

Unrealized loss on securities available-for-sale	367	176

Other	30	50

Deferred tax assets	1,735	1,501

Premises and equipment	(311)	(363)

Federal Home Loan Bank stock dividends	(376)	(376)

Deferred loan fees	(240)	(232)

Prepaid expenses	(76)	(89)

Other	(286)	(279)

Deferred tax liabilities	(1,289)	(1,339)

Net deferred tax asset	$446	$162

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Income. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2015.